Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	114 Months Ended	120 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
C000131671
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$23,751 Fidelity<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> MSCI Communication Services Index ETF
Average Annual Return, Percent	22.30%	9.45%		9.04%
C000131662
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$34,954 Fidelity<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> MSCI Consumer Discretionary Index ETF
Average Annual Return, Percent	10.98%	13.49%		13.31%
C000131664
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$23,977 Fidelity<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> MSCI Consumer Staples Index ETF
Average Annual Return, Percent	7.09%	9.05%		9.13%
C000131665
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$13,181 Fidelity<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> MSCI Energy Index ETF
Average Annual Return, Percent	10.21%	13.86%		2.79%
C000131666
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$28,950 Fidelity<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> MSCI Financials Index ETF
Average Annual Return, Percent	26.60%	11.00%		11.19%
C000131667
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$28,396 Fidelity<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> MSCI Health Care Index ETF
Average Annual Return, Percent	12.53%	11.31%		10.98%
C000131668
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$30,289 Fidelity<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> MSCI Industrials Index ETF
Average Annual Return, Percent	19.21%	13.19%		11.72%
C000131669
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$64,014 Fidelity<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> MSCI Information Technology Index ETF
Average Annual Return, Percent	26.71%	22.31%		20.40%
C000131670
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$22,827 Fidelity<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> MSCI Materials Index ETF
Average Annual Return, Percent	9.90%	11.99%		8.60%
C000151119
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$16,102 Fidelity<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> MSCI Real Estate Index ETF
Average Annual Return, Percent	10.74%	4.16%	4.98%
C000131663
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$24,271 Fidelity<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> MSCI Utilities Index ETF
Average Annual Return, Percent	12.41%	6.97%		9.26%
Without Sales Load [Member] | C000131671
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%	9.47%		9.04%
Without Sales Load [Member] | C000131662
Average Annual Return [Line Items]
Average Annual Return, Percent	11.10%	13.52%		13.33%
Without Sales Load [Member] | C000131664
Average Annual Return [Line Items]
Average Annual Return, Percent	7.08%	9.07%		9.14%
Without Sales Load [Member] | C000131665
Average Annual Return [Line Items]
Average Annual Return, Percent	10.25%	13.89%		2.80%
Without Sales Load [Member] | C000131666
Average Annual Return [Line Items]
Average Annual Return, Percent	26.73%	11.00%		11.22%
Without Sales Load [Member] | C000131667
Average Annual Return [Line Items]
Average Annual Return, Percent	12.57%	11.33%		11.00%
Without Sales Load [Member] | C000131668
Average Annual Return [Line Items]
Average Annual Return, Percent	19.26%	13.20%		11.72%
Without Sales Load [Member] | C000131669
Average Annual Return [Line Items]
Average Annual Return, Percent	26.59%	22.29%		20.40%
Without Sales Load [Member] | C000131670
Average Annual Return [Line Items]
Average Annual Return, Percent	9.77%	11.99%		8.60%
Without Sales Load [Member] | C000151119
Average Annual Return [Line Items]
Average Annual Return, Percent	10.59%	4.16%	5.14%
Without Sales Load [Member] | C000131663
Average Annual Return [Line Items]
Average Annual Return, Percent	12.51%	7.00%		9.27%
Fidelity Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$34,403 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	22.15%	15.00%		13.15%
Fidelity Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$34,403 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	22.15%	15.00%		13.15%
Fidelity Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$34,403 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	22.15%	15.00%		13.15%
Fidelity Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$34,403 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	22.15%	15.00%		13.15%
Fidelity Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$34,403 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	22.15%	15.00%		13.15%
Fidelity Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$34,403 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	22.15%	15.00%		13.15%
Fidelity Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$34,403 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	22.15%	15.00%		13.15%
Fidelity Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$34,403 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	22.15%	15.00%		13.15%
Fidelity Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$34,403 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	22.15%	15.00%		13.15%
Fidelity Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$32,540 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	22.15%	15.00%	13.23%
Fidelity Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$34,403 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	22.15%	15.00%		13.15%
Fidelity Index: MSCI USA IMI Communication Services 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$24,032 MSCI USA IMI Communication Services 25/50 Index
Average Annual Return, Percent	22.47%	9.58%		9.16%
Fidelity Index: Fidelity MSCI Consumer Discretionary Index ETF Capped Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$35,071 Fidelity MSCI Consumer Discretionary Index ETF Capped Linked Index
Average Annual Return, Percent	11.20%	13.47%		13.37%
Fidelity Index: Fidelity MSCI Consumer Staples Index ETF Capped Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$24,283 Fidelity MSCI Consumer Staples Index ETF Capped Linked Index
Average Annual Return, Percent	7.18%	9.20%		9.28%
Fidelity Index: Fidelity MSCI Energy Index ETF Capped Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$13,292 Fidelity MSCI Energy Index ETF Capped Linked Index
Average Annual Return, Percent	10.34%	13.98%		2.89%
Fidelity Index: Fidelity MSCI Financials Index ETF Capped Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$29,244 Fidelity MSCI Financials Index ETF Capped Linked Index
Average Annual Return, Percent	26.85%	11.11%		11.33%
Fidelity Index: Fidelity MSCI Health Care Index ETF Capped Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$28,669 Fidelity MSCI Health Care Index ETF Capped Linked Index
Average Annual Return, Percent	12.66%	11.42%		11.11%
Fidelity Index: Fidelity MSCI Industrials Index ETF Capped Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$30,587 Fidelity MSCI Industrials Index ETF Capped Linked Index
Average Annual Return, Percent	19.40%	13.31%		11.83%
Fidelity Index: Fidelity MSCI Information Technology Index ETF Capped Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$64,542 Fidelity MSCI Information Technology Index ETF Capped Linked Index
Average Annual Return, Percent	26.56%	22.37%		20.50%
Fidelity Index: Fidelity MSCI Materials Index ETF Capped Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$22,952 Fidelity MSCI Materials Index ETF Capped Linked Index
Average Annual Return, Percent	9.87%	12.04%		8.66%
Fidelity Index: Fidelity MSCI Real Estate Index ETF Capped Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$16,251 Fidelity MSCI Real Estate Index ETF Capped Linked Index
Average Annual Return, Percent	10.79%	4.32%	5.25%
Fidelity Index: Fidelity MSCI Utilities Index ETF Capped Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$24,555 Fidelity MSCI Utilities Index ETF Capped Linked Index
Average Annual Return, Percent	12.62%	7.10%		9.40%